SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition - Contract balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Accounts receivables	$ 62,965	$ 60,727
Amounts due from related parties	2,663	8,605
Deferred revenue	4,946	7,603
Refund liability (sales return)	1,377	1,388
Related Party
Related Party Transaction [Line Items]
Amounts due from related parties	$ 497	$ 4,984